Employee Benefit Plans (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Broadway Federal 401(k) Plan [Abstract]
Employer matching contribution, percent of match						50.00%
Employer matching contribution, percent of compensation contributed						6.00%
401(k) benefit plan expense						$ 135	$ 131
ESOP Plan [Abstract]
Number of common stock purchased by ESOP (in shares)	1,493,679
Purchase price of common stock (in dollars per share)	$ 1.59
Total cost of shares purchased by ESOP	$ 2,400
Loan to ESOP	$ 1,200
Term of ESOP loan	20 years					20 years
Compensation expense related to ESOP		$ 18	$ 18	$ 50	$ 47	$ 65	$ 80
Shares Held by ESOP [Abstract]
Allocated to participants (in shares)		1,065,275		1,065,275		1,024,429	1,036,809
Committed to be released (in shares)		0		0		10,416	10,580
Suspense shares (in shares)		572,627		572,627		603,876	646,033
Total ESOP shares (in shares)		1,637,902		1,637,902		1,638,721	1,693,422
Fair value of unearned shares		$ 962		$ 962		$ 930	$ 678
Shares released for allocation (in shares)						42,321	42,009
Unearned ESOP shares		$ 909		$ 909		$ 959	$ 1,027
Maximum [Member]
Broadway Federal 401(k) Plan [Abstract]
Employee contributions as a percentage of their compensation						15.00%